Shareholder Report, Average Annual Return (Details)	12 Months Ended	39 Months Ended	49 Months Ended	54 Months Ended	60 Months Ended	68 Months Ended	106 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AVIP Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Bond Portfolio
Average Annual Return, Percent	7.67%				(0.06%)			3.36%
AVIP BlackRock Balanced Allocation Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Balanced Allocation Portfolio
Average Annual Return, Percent	16.61%				10.39%			10.82%
AVIP BlackRock Advantage International Equity Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage International Equity Portfolio
Average Annual Return, Percent	33.04%				10.56%			8.33%
AVIP Fidelity Institutional AM® Equity Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Fidelity Institutional AM® Equity Growth Portfolio
Average Annual Return, Percent	15.35%				10.69%			15.69%
AVIP AB Small Cap Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP AB Small Cap Portfolio
Average Annual Return, Percent	4.89%				1.53%			8.67%
AVIP AB Mid Cap Core Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP AB Mid Cap Core Portfolio
Average Annual Return, Percent	6.42%				4.96%			9.99%
AVIP S&P 500® Index Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP S&P 500® Index Portfolio
Average Annual Return, Percent	17.43%				13.98%			14.37%
AVIP BlackRock Advantage Large Cap Value Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage Large Cap Value Portfolio
Average Annual Return, Percent	18.44%				12.15%			9.82%
AVIP High Income Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP High Income Bond Portfolio
Average Annual Return, Percent	8.31%				3.85%			5.77%
AVIP Nasdaq-100® Index Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Nasdaq-100® Index Portfolio
Average Annual Return, Percent	20.54%				14.85%			19.20%
AVIP BlackRock Advantage Large Cap Core Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage Large Cap Core Portfolio
Average Annual Return, Percent	20.20%				14.57%			13.59%
AVIP BlackRock Advantage Small Cap Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage Small Cap Growth Portfolio
Average Annual Return, Percent	14.14%				3.08%			9.71%
AVIP S&P MidCap 400® Index Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP S&P MidCap 400® Index Portfolio
Average Annual Return, Percent	7.08%				8.57%			9.16%
AVIP BlackRock Advantage Large Cap Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP BlackRock Advantage Large Cap Growth Portfolio
Average Annual Return, Percent	21.51%				13.88%			15.52%
AVIP Constellation Dynamic Risk Balanced Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Constellation Dynamic Risk Balanced Portfolio
Average Annual Return, Percent	12.44%				4.92%			8.94%
AVIP Core Plus Bond Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Core Plus Bond Portfolio
Average Annual Return, Percent	6.60%				(0.36%)	0.49%
AVIP Intech U.S. Low Volatility Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Intech U.S. Low Volatility Portfolio
Average Annual Return, Percent	12.23%			9.05%
AVIP AB Relative Value Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP AB Relative Value Portfolio
Average Annual Return, Percent	10.11%		8.46%
AVIP Constellation Managed Risk Balanced Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Constellation Managed Risk Balanced Portfolio
Average Annual Return, Percent	13.29%			4.36%
AVIP Constellation Managed Risk Moderate Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Constellation Managed Risk Moderate Growth Portfolio
Average Annual Return, Percent	14.75%	15.14%
AVIP Constellation Managed Risk Growth Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Constellation Managed Risk Growth Portfolio
Average Annual Return, Percent	15.92%	17.68%
AVIP Moderately Conservative Model Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Moderately Conservative Model Portfolio
Average Annual Return, Percent	11.43%				4.21%		5.54%
AVIP Balanced Model Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Balanced Model Portfolio
Average Annual Return, Percent	13.80%				5.87%		6.89%
AVIP Moderate Growth Model Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Moderate Growth Model Portfolio
Average Annual Return, Percent	15.81%				7.58%		8.46%
AVIP Growth Model Portfolio
Average Annual Return [Line Items]
Line Graph and Table Measure Name	AVIP Growth Model Portfolio
Average Annual Return, Percent	17.78%				8.85%		9.67%
ICE BofA U.S. Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	7.15%				(0.42%)	0.07%		2.01%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	17.88%	23.17%	12.40%	12.67%	14.42%		14.65%	14.82%
MSCI EAFE Index (Net-USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (Net-USD)
Average Annual Return, Percent	31.22%				8.92%			8.18%
ICE BofA U.S. Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Index
Average Annual Return, Percent	7.78%				0.11%			3.36%
70% S&P 500® Index/30% ICE BofA U.S. Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	70% S&P 500® Index/30% ICE BofA U.S. Corporate Index
Average Annual Return, Percent	14.88%				10.09%			11.44%
ICE BofA U.S. High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Average Annual Return, Percent	8.50%				4.50%			6.44%
Nasdaq-100® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Nasdaq-100® Index
Average Annual Return, Percent	21.02%				15.30%			19.70%
S And P Mid Cap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400® Index
Average Annual Return, Percent	7.50%				9.12%			10.72%
55% S&P 500® Index/45% ICE BofA U.S. Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	55% S&P 500® Index/45% ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	13.10%				7.71%			9.14%
S&P 500® Low Volatility Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Low Volatility Index
Average Annual Return, Percent	4.36%			6.18%
50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	50% MSCI All Country World Index/50% ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	14.63%			4.86%
65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	65% MSCI All Country World Index/35% ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	16.92%	16.16%
85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	85% MSCI All Country World Index/15% ICE BofA U.S. Broad Market Index
Average Annual Return, Percent	20.00%	19.62%
Morningstar® Moderately Conservative Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Moderately Conservative Target Risk Index
Average Annual Return, Percent	12.87%				4.06%		5.82%
Morningstar® Moderate Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Moderate Target Risk Index
Average Annual Return, Percent	15.95%				5.95%		7.45%
Morningstar® Moderately Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Moderately Aggressive Target Risk Index
Average Annual Return, Percent	18.45%				7.94%		9.15%
Morningstar® Aggressive Target Risk Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar® Aggressive Target Risk Index
Average Annual Return, Percent	20.43%				9.59%		10.40%